Offerings - Offering: 1	Apr. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 39,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,385.90
Offering Note	(1) Estimated solely for purposes of calculating the filing fee, based on the cash consideration to be received by the registrant in consideration for the Asset Sale, including the Escrow Fund, as computed in accordance with Rule 0-11 ( 240.0-11(c)(2)) of the Securities Exchange Act of 1934, as amended. (2) In accordance with Section 14(g) of the Exchange Act, the filing fee was calculated by multiplying the aggregate consideration to be received by the registrant determined as described in footnote (1) above by 0.00013810.